Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity (Details) [Line Items]
Shares of common stock			30,000,000
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Shares of preferred stock			500,000
Common shares issued	8,842,290		8,096,014	4,252,021
Common stock, description			(a)295,537 common shares valued at $2,972 upon the exercise of common stock purchase warrants and the receipt of $2,765 in cash; (b) Units consisting of 2,417,824 common shares and 2,417,824 common share purchase warrants for $5 per unit; valued at $12,125 in exchange for $12,125 in cash, and 482,250 common shares and 482,250 common share purchase units valued at $2,384 in consideration for services. The attached warrants are exercisable for $10 each with an original expiration date of April 15, 2023, subsequently amended to September 13, 2021 (Note 17(b) iii); (c) 628,192 common shares valued at $2,880 upon conversion of debt and payment of accounts payable; and (d)20,190 common shares valued at $82 upon the conversion of $200 in Series A Preferred shares.	(a)361,359 common shares in exchange for $2,869 in cash and recognized $652 in share issuance costs; (b) 186,600 common shares and 79,937 warrants in exchange for $1,092 in cash in settlement of the Financing Facility dated February 23, 2020; the fair value of the common shares of $2,504 was recorded in equity and the $625 fair value of the warrants was recorded as a derivative liability which was adjusted to market at the end of every period; as at December 31, 2021, the warrants have expired unexercised; (c) 510,933 common shares valued at $3,002 on conversion of debt; (d) 518,732 common shares valued at $3,906 in exchange for 37% of the NCI in Allarity Therapeutics Denmark ApS; and (e)247,675 common shares valued at $2,029 in exchange for 16.09% of the NCI in OV US Inc.
Common shares		528,810
Conversion of debt value (in Dollars)		$ 2,384
Common Shares [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, par value (in Dollars per share)			$ 0.0001
Common shares issued			8,096,014	4,252,021
Series A Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, par value (in Dollars per share)			$ 0.0001
Common shares	746,276
Conversion of debt value (in Dollars)	$ 381
Net gain on extinguishment (in Dollars)	$ 134
Common shares conversion of debt	1,973
Series A Preferred shares [Member]
Stockholders' Equity (Details) [Line Items]
Shares of preferred stock			20,000